UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free USA Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 100.49%
Corporate Revenue Bonds – 15.63%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	14,145,000	$13,987,708
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Capital Appreciation-Asset-Backed) Series B
1.548% 6/1/47 ^	9,410,000	1,327,469
(Unrefunded-Asset-Backed-Senior) 5.75% 6/1/47	7,640,000	7,696,536
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,202,274
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,877,140
6.25% 6/1/24	6,810,000	6,836,559
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#‡	1,500,000	556,350
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,325,716
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,469,220
Series B 6.50% 11/1/39	3,375,000	4,845,353
Series C 6.50% 11/1/39	1,500,000	2,153,490
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,539,338
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	865,436
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,089,610
New York Transportation Development Corporation
Special Facility Revenue
(American Airlines Inc. John F. Kennedy International
Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,133,820
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	7,126,050
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	1,951,664
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,238,469
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 5.00% 6/1/41	3,920,000	3,918,354

NQ- 011 [5/17] 7/17 (220321)     1

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	$2,147,499
		78,288,055
Education Revenue Bonds – 6.26%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,385,000	1,436,674
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,633,456
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,135,430
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	830,529
Colorado Educational & Cultural Facilities Authority
Revenue
(University of Denver Project) Series A 5.00% 3/1/47	2,500,000	2,882,875
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,138,630
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	3,300,000	3,376,989
Massachusetts Development Finance Agency
(Berklee College of Music) 5.00% 10/1/46	3,150,000	3,628,958
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,584,294
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	3,000,000	3,159,150
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,560,000	1,560,671
		31,367,656
Electric Revenue Bonds – 2.31%
City Public Service Board of San Antonio, Texas
5.25% 2/1/24	5,000,000	6,173,500
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,426,339
		11,599,839
Healthcare Revenue Bonds – 14.75%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,195,290

2     NQ- 011 [5/17] 7/17 (220321)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D
7.25% 1/1/52	2,500,000	$2,526,400
(Senior Living, LLC Project Second Tier) Series B
5.00% 1/1/47	2,500,000	2,558,425
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	2,105,000	2,716,545
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,883,642
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,336,004
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,091,937
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,448,331
5.50% 2/15/57	3,000,000	3,312,990
Fairfax County, Virginia Industrial Development Authority
(Inova Health) 5.50% 5/15/35	1,635,000	1,765,179
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,988,078
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A
6.00% 1/1/48 #	1,195,000	1,184,341
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,288,180
Massachusetts Development Finance Agency
(Dana-Farber Cancer Institute) Series N 5.00% 12/1/46	1,000,000	1,142,930
Metropolitan Government Nashville & Davidson County,
Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center) 5.00% 7/1/46	5,000,000	5,616,400
Michigan Finance Authority
(Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,392,492
Henry Ford Health System 5.00% 11/15/41	1,405,000	1,585,458
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,426,580
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	320,742
Series A1 5.00% 7/1/46	770,000	860,460

NQ- 011 [5/17] 7/17 (220321)     3

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series B 4.25% 7/1/36	465,000	$476,620
Series B 5.00% 7/1/46	770,000	830,568
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	445,612
144A 5.00% 12/1/35 #	1,200,000	1,333,644
144A 5.00% 12/1/37 #	800,000	884,160
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,622,425
Ohio State Higher Educational Facility Community
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,048,820
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	3,000,480
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL-RE)^	2,000,000	1,790,740
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	142,190
Series A 7.50% 6/1/49	610,000	728,804
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch) Series A 6.875% 11/1/46	85,000	85,695
Public Finance Authority, Wisconsin
(Bancroft NeuroHealth Project) Series A 144A
5.00% 6/1/36 #	540,000	545,065
(Marys Woods at Marylhurst Project) 144A
5.25% 5/15/42 #	1,230,000	1,321,733
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,626,243
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,586,400
Tarrant County Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,000,000	1,023,680

4     NQ- 011 [5/17] 7/17 (220321)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	$1,066,380
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 ‡	2,900,000	2,680,760
		73,880,423
Housing Revenue Bonds – 0.99%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45	4,555,000	4,965,269
		4,965,269
Lease Revenue Bonds – 3.85%
New Jersey Economic Development Authority
(School Facilities Construction) Series GG 5.75% 9/1/23	100,000	109,123
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,494,997
Series B 5.50% 6/15/31	5,000,000	5,292,350
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,335,650
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,264,778
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,790,349
		19,287,247
Local General Obligation Bonds – 6.96%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,029,938
Series A 6.00% 1/1/38	595,000	621,858
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,593,664
5.00% 8/15/26 (PSF)	1,000,000	1,113,120
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,143,925
Mecklenburg, North Carolina
Series A 5.00% 9/1/25	8,000,000	10,063,600
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	7,001,360
New York City, New York
Series I-1 5.375% 4/1/36	1,835,000	1,975,671
Subseries D-1 5.00% 10/1/36	6,500,000	7,343,635
		34,886,771

NQ- 011 [5/17] 7/17 (220321)     5

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 16.96%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	$6,197,070
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	8,230,000	9,398,002
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,807,700
California Statewide Communities Development Authority
School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46-19§	5,145,000	5,564,060
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	6,037,974
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,390,750
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	3,000,000	3,458,640
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,643,505
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34-21§	5,000,000	5,758,800
(Unrefunded - Harvard University) Series A
5.50% 11/15/36-18§	3,355,000	3,582,603
Massachusetts State Health & Educational Facilities
Authority Revenue
(Harvard University) Series A 5.00% 12/15/29-19§	2,500,000	2,756,325
Missouri State Health & Educational Facilities Authority
Revenue
(Washington University) Series A 5.375% 3/15/39-18§	5,000,000	5,179,400
New Jersey Economic Development Authority
(School Facilities Construction) Series G
5.75% 9/1/23-21§	900,000	1,053,216
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	1,621,952
New York City, New York Water & Sewer System
(Fiscal 2009) Series A 5.75% 6/15/40-18§	910,000	956,901
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37-18§	2,250,000	2,430,990
6.50% 12/1/21-18§	2,745,000	2,933,691

6     NQ- 011 [5/17] 7/17 (220321)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	$16,430,407
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,764,840
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	635,000	667,131
Wisconsin Housing & Economic Developing Authority
Revenue
6.10% 6/1/21-17 (FHA)§	340,000	348,952
		84,982,909
Special Tax Revenue Bonds – 10.61%
Baltimore, Maryland
(Convention Center Hotel) 5.00% 9/1/46	1,500,000	1,675,035
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	2,000,000	2,027,440
Kansas State Department of Transportation
5.00% 9/1/27	5,300,000	6,565,640
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,981,425
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,408,527
New Jersey Economic Development Authority Revenue
5.00% 6/15/28	2,695,000	2,904,509
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,100,780
New York City, New York Transitional Finance Authority
Future Tax Secured Fiscal 2011
5.00% 5/1/40	2,500,000	2,922,675
Series A-1 5.00% 11/1/42	10,000,000	11,518,200
Series C 5.25% 11/1/25	4,430,000	5,056,491
Series D 5.00% 2/1/26	3,000,000	3,406,320
New York State Dormitory Authority
(Education) Series B 5.25% 3/15/38	6,000,000	6,436,440
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	730,000	790,838
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series A
5.75% 9/1/32	1,365,000	1,374,241
		53,168,561

NQ- 011 [5/17] 7/17 (220321)     7

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds – 4.70%
California State
5.25% 11/1/40	3,795,000	$4,286,149
Various Purposes
5.00% 8/1/27	2,500,000	3,102,400
6.00% 4/1/38	4,060,000	4,438,148
6.50% 4/1/33	2,570,000	2,832,705
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,769,946
Washington State
Series C 5.00% 2/1/28	5,000,000	6,118,500
		23,547,848
Transportation Revenue Bonds – 14.50%
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,690,043
Series D 5.25% 1/1/42	2,000,000	2,366,840
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,156,770
5.00% 11/1/36 (AMT)	1,000,000	1,153,230
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,470,292
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,902,750
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,728,350
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	425,848
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	2,008,746
Port Authority of New York & New Jersey Special Project
(193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,756,000
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	5,338,807
Series 8 6.50% 12/1/28	5,500,000	5,591,410
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,941,945
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,618,240
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,494,240

8     NQ- 011 [5/17] 7/17 (220321)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.50% 6/30/33	1,560,000	$1,803,064
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,898,808
6.875% 12/31/39	5,500,000	6,201,525
7.00% 12/31/38 (AMT)	1,830,000	2,105,580
		72,652,488
Water & Sewer Revenue Bonds – 2.97%
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/28	1,400,000	1,607,326
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,596,025
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/36	2,470,000	2,668,637
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	3,090,000	3,248,208
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,380,220
5.00% 8/1/34	2,000,000	2,370,460
		14,870,876
Total Municipal Bonds (cost $464,829,025)		503,497,942

Short-Term Investment – 0.60%
Variable Rate Demand Note – 0.60%¤
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue (Chevron USA)
Series I
0.68% 11/1/35	3,000,000	3,000,000
Total Short-Term Investment (cost $3,000,000)		3,000,000

Total Value of Securities – 101.09%
(cost $467,829,025)		506,497,942

Liabilities Net of Receivables and Other Assets – (1.09%)		(5,462,971)
Net Assets Applicable to 42,901,388 Shares Outstanding – 100.00%		$501,034,971

NQ- 011 [5/17] 7/17 (220321)     9

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $7,707,579, which represents 1.54% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund

See accompanying notes.

10     NQ- 011 [5/17] 7/17 (220321)

Notes
Delaware Tax-Free USA Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$467,829,025
Aggregate unrealized appreciation	$40,659,722
Aggregate unrealized depreciation	(1,990,805)
Net unrealized appreciation	$38,668,917

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ- 011 [5/17] 7/17 (220321)     11

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$503,497,942
Short-Term Investments	3,000,000
Total Value of Securities	$506,497,942

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

12     NQ- 011 [5/17] 7/17 (220321)

Schedule of investments
Delaware Tax-Free USA Intermediate Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.85%
Corporate Revenue Bonds – 12.56%
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	$1,570,288
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 4.50% 6/1/27	225,000	225,000
Series A-1 5.00% 6/1/26	850,000	1,021,717
Series A-1 5.00% 6/1/33	700,000	703,430
(Capital Appreciation Asset-Backed) Series A
1.548% 6/1/47 ^	5,885,000	830,197
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,980,120
Houston, Texas Airport System Revenue
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	3,010,000	3,243,034
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	7,986,837
6.25% 6/1/24	7,500,000	7,529,250
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#‡	1,905,000	714,794
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,870,391
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 ●	6,000,000	6,539,880
Maryland Economic Development Corporation Pollution
Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,941,571
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,890,000	2,131,391
New York Transportation Development Special Facilities
Revenue
(American Airlines Inc. John F. Kennedy International
Airport Project) 5.00% 8/1/21 (AMT)	610,000	672,891
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.00% 12/1/32	3,750,000	4,518,675
5.25% 12/1/24	3,050,000	3,588,447

NQ- 037 [5/17] 7/17 (220314)     1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Texas Municipal Gas Acquisition & Supply Corp. I
(Senior Lien) Series D 6.25% 12/15/26	610,000	$752,289
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 4.75% 6/1/34	2,390,000	2,386,128
Series 1A 5.00% 6/1/29	4,050,000	4,060,328
Series 1A 5.00% 6/1/41	6,400,000	6,397,312
TSASC, New York
Series A 5.00% 6/1/30	475,000	548,160
Series A 5.00% 6/1/31	475,000	547,765
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,042,909
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,115,729
		70,918,533
Education Revenue Bonds – 6.96%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/37 #	1,420,000	1,484,156
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School) 5.125% 3/15/36	2,000,000	2,110,120
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,454,460
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,500,447
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,231,050
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	605,000	619,514
Massachusetts Development Finance Agency Revenue
(Umass Boston Student Housing Project)
5.00% 10/1/25	2,690,000	3,119,459
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	3,390,060

2     NQ- 037 [5/17] 7/17 (220314)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	$602,623
Series A 5.00% 4/1/31	1,090,000	1,257,577
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,432,679
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,143,377
(Touro College & University System) Series A
5.25% 1/1/34	1,335,000	1,469,742
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25	5,290,000	6,010,128
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,507,781
		39,333,173
Electric Revenue Bonds – 2.85%
California State Department Water Resources Power
Supply Revenue
Series N 5.00% 5/1/21	3,580,000	4,126,201
Long Island, New York Power Authority
Series B 5.00% 9/1/31	3,165,000	3,757,203
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,799,475
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,708,320
Tennessee Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	1,440,000	1,711,987
		16,103,186
Healthcare Revenue Bonds – 10.41%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,780,350
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	4,405,000	4,815,722
California Health Facilities Financing Authority
(Kaiser Permanente) Series A1 5.00% 11/1/27	4,100,000	5,182,277
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A
5.00% 12/1/41 #	1,685,000	1,825,883

NQ- 037 [5/17] 7/17 (220314)     3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	$1,674,189
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,082,230
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,951,361
Illinois Finance Authority Revenue
(Rush University Medical Center) Series A
5.00% 11/15/32	2,900,000	3,294,574
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/32	435,000	462,013
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	478,870
5.00% 7/1/32	440,000	475,064
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,820,428
Maricopa County, Arizona Industrial Development
Authority Revenue
(Banner Health Obligation Group) Series A
5.00% 1/1/32	3,000,000	3,548,550
(Christian Care Surprise, Inc. Project) 144A
5.75% 1/1/36 #	1,500,000	1,464,810
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,316,160
Missouri Health & Educational Facilities Authority
(Saint Luke’s Health System) 4.00% 11/15/33	935,000	992,082
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,603,334
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,544,800
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,127,450
144A 5.00% 12/1/32 #	1,100,000	1,235,245
144A 5.00% 12/1/33 #	1,000,000	1,117,590
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,144,360

4     NQ- 037 [5/17] 7/17 (220314)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
4.625% 6/1/36 #	1,460,000	$1,401,571
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A
5.00% 5/15/29 #	500,000	545,735
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	2,540,000	2,885,135
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30	2,190,000	2,847,854
Washington State Housing Finance Commission
(Heron’s Key) Series A 144A 6.75% 7/1/35 #	180,000	179,539
		58,797,176
Lease Revenue Bonds – 4.48%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	590,000	637,088
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,453,870
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,256,680
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,846,218
Michigan State Grant Anticipation Refunding Bonds
Series 2016 5.00% 3/15/27	2,000,000	2,503,480
Minnesota State General Fund Revenue
Series A 5.00% 6/1/27	3,265,000	3,854,006
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,292,350
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	1,000,000	1,088,610
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,350,000	2,353,643
		25,285,945
Local General Obligation Bonds – 7.53%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,769,592
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	643,149

NQ- 037 [5/17] 7/17 (220314)     5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series C 5.00% 1/1/26	1,280,000	$1,299,584
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,070,000	3,383,723
Dallas, Texas Independent School District
(Multi-Modal School Building) Series B6 5.00% 2/15/36
(PSF)●	6,705,000	7,742,532
District of Columbia
Series A 5.00% 6/1/30	1,000,000	1,234,530
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,395,720
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,523,835
Series E 5.00% 8/1/23	3,685,000	4,457,413
Subseries D-1 5.00% 10/1/30	4,000,000	4,572,960
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,842,880
School District of Philadelphia, Pennsylvania
Series F 5.00% 9/1/28	3,215,000	3,655,230
		42,521,148
Pre-Refunded/Escrowed to Maturity Bonds – 6.56%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,278,281
Series B 5.50% 11/1/23-19 (AGM)§	1,825,000	2,023,669
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	5,500,000	6,280,560
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,526,930
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	18,807
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,740,000	1,897,748
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,090,660
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,281,742
Conroe, Texas Independent School District
5.00% 2/15/25-20 (PSF)§	795,000	879,493
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A
6.00% 6/1/29-19§	1,620,000	1,781,692

6     NQ- 037 [5/17] 7/17 (220314)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24-19§	1,750,000	$1,939,403
Series A 5.625% 12/1/29-19§	1,125,000	1,253,689
Massachusetts Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29-20§	1,670,000	1,905,002
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A
6.375% 11/15/23-18§	3,710,000	4,002,756
New Jersey Economic Development Authority Revenue
(School Facilities Construction) Series AA
5.50% 12/15/29-19§	3,100,000	3,388,393
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21-18§	2,000,000	2,137,480
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	625,000	687,431
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25-21§	570,000	656,828
		37,030,564
Special Tax Revenue Bonds – 12.83%
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	650,000	657,975
5.00% 5/1/34	880,000	889,196
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,619,283
Series A 5.25% 1/1/23	5,375,000	5,711,851
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,676,797
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,093,222
Kansas State Department of Transportation
5.00% 9/1/29	4,000,000	4,885,640
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,104,748
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,964,981

NQ- 037 [5/17] 7/17 (220314)     7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
5.00% 6/15/22	1,750,000	$1,943,270
5.00% 6/15/23	1,250,000	1,379,687
(School Facilities Construction) Series AA
5.50% 12/15/29	1,480,000	1,550,596
New York City, New York Transitional Finance Authority
Future Tax Secured
5.00% 11/1/23	2,865,000	3,476,506
Subseries A-1 5.00% 11/1/20	2,860,000	3,238,464
Subseries C 5.00% 11/1/27	4,150,000	5,007,930
Subseries E-1 5.00% 2/1/26	4,020,000	4,707,862
New York State Local Government Assistance Corporation
Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,738,974
New York State Urban Development
(Personal Income Tax) Series A 5.00% 3/15/22	6,500,000	7,641,400
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,000,240
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project) Series B
5.375% 11/1/23	735,000	736,352
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24	6,500,000	7,768,540
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series A
5.00% 9/1/27	1,665,000	1,684,547
		72,478,061
State General Obligation Bonds – 13.08%
California State
5.00% 2/1/20	4,250,000	4,703,475
5.00% 8/1/26	3,120,000	3,920,654
5.00% 9/1/30	1,715,000	2,088,681
Series C 5.00% 9/1/30	5,985,000	7,206,120
(Various Purposes)
5.00% 9/1/32	4,100,000	4,934,145
5.25% 9/1/28	7,750,000	9,032,547
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,111,940
Massachusetts Commonwealth
Series A 5.00% 3/1/22	3,875,000	4,554,597

8     NQ- 037 [5/17] 7/17 (220314)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
(Various Purpose) Series F 5.00% 10/1/22	8,000,000	$9,538,480
New York State
Series A 5.00% 2/15/28	5,000,000	5,690,950
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,845,880
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,105,691
Washington State
Series R-2015E 5.00% 7/1/31	3,250,000	3,842,508
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	4,320,759
		73,896,427
Transportation Revenue Bonds – 15.72%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,186,680
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,150,820
Series B 5.00% 1/1/33	1,520,000	1,743,653
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,329,568
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,135,140
5.00% 7/1/26	3,000,000	3,405,420
Kansas State Department of Transportation
Series B 5.00% 9/1/33	1,500,000	1,796,475
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,738,662
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,648,040
Metropolitan New York Transportation Authority Revenue
Series C 6.50% 11/15/28	545,000	589,728
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,088,759
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,345,962
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,324,589
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,790,604
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/20	485,000	498,687

NQ- 037 [5/17] 7/17 (220314)     9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	$4,127,710
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,369,775
Series A 5.00% 7/1/33	3,355,000	3,890,794
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,979,825
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,437,946
Sacramento County, California Airport System Revenue
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,113,183
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	606,815
Series B 5.00% 7/1/32	600,000	724,038
Series B 5.00% 7/1/33	1,000,000	1,199,870
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,645,201
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	4,145,413
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,189,811
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,314,713
7.50% 12/31/31	3,765,000	4,296,543
		88,814,424
Water & Sewer Revenue Bonds – 5.87%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	1,175,000	1,298,633
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,244,810
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/27	2,100,000	2,440,998
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	1,390,000	1,444,266
Great Lakes, Michigan Water Authority Water Supply
System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,665,000	4,259,756

10     NQ- 037 [5/17] 7/17 (220314)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Corporation
Revenue
(State Clean Water & Drinking Water Revolving
Foundation) Series A 5.00% 6/15/22	1,405,000	$1,466,188
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,785,427
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,816,905
Series A 5.00% 5/15/33	2,250,000	2,709,990
(Junior Lien) Series A 5.00% 5/15/22	1,765,000	2,072,057
San Francisco, California City & County Public Utilities
Commission Water Revenue
Sub Series A 5.00% 11/1/27	7,430,000	8,644,285
		33,183,315
Total Municipal Bonds (cost $527,132,738)		558,361,952

Short-Term Investment – 0.02%
Variable Rate Demand Note – 0.02%¤
Montgomery County, Pennsylvania Industrial Development
Authority (ACTS Retirement Life Community) Series A
0.79% 11/15/29 (AGC) (SPA - TD Bank N.A.)	100,000	100,000
Total Short-Term Investment (cost $100,000)		100,000

Total Value of Securities – 98.87%
(cost $527,232,738)		558,461,952

Receivables and Other Assets Net of Liabilities – 1.13%		6,402,389
Net Assets Applicable to 46,720,994 Shares Outstanding – 100.00%		$564,864,341

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $12,185,383, which represents 2.16% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
●	Variable rate security. Each rate shown is as of May 31, 2017. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

NQ- 037 [5/17] 7/17 (220314)     11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement

See accompanying notes.

12     NQ- 037 [5/17] 7/17 (220314)

Notes
Delaware Tax-Free USA Intermediate Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$527,232,738
Aggregate unrealized appreciation	$32,598,639
Aggregate unrealized depreciation	(1,369,425)
Net unrealized appreciation	$31,229,214

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ- 037 [5/17] 7/17 (220314)     13

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$558,361,952
Short-Term Investments	100,000
Total Value of Securities	$558,461,952

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of Investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

14     NQ- 037 [5/17] 7/17 (220314)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: